As filed with the Securities and Exchange Commission on March 10, 2010

  File No. 333-113070
  File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

  PRE-EFFECTIVE AMENDMENT NO.  ☐

  POST-EFFECTIVE AMENDMENT NO. 18  ☒

  and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

  Amendment No. 167  ☒

Protective Variable Annuity
Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company

(Name of Depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Depositor's Principal Executive Offices)

(205) 268-1000

(Depositor's Telephone Number, including Area Code)

MAX BERUEFFY, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

(202) 383-0158

It is proposed that this filing will become effective (check appropriate box):

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒  on April 8, 2011 pursuant to paragraph (b) of Rule 485

☐  80 days after filing pursuant to paragraph (a) of Rule 485

☐  on May 1, 2011 pursuant to paragraph a(1) of Rule 485

If appropriate, check the following box:

☒  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

EXPLANATORY COMMENT

The prospectus and the statement of additional information included in Post-Effective Amendment No.17 to the Registration Statement on Form N-4/N-6 (File No. 333-113070) filed on December 22, 2010 pursuant to paragraph (a)(1) of Rule 485 are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)  Financial Statements:

All required financial statements are included in Part A and Part B of this Registration Statement.

(b)  Exhibits:

1.  Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account(2)

2.  Not applicable

3.  (a)  Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account(2)

(b)  Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers(2)

4.  (a)  Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(5)

(b)  Form of Group Flexible Premium Deferred Variable and Fixed Annuity Contract(5)

(c)  Participant Certificate for Use with Group Flexible Premium Deferred Variable and Fixed Annuity Contract(5)

(d)  Guaranteed Account Endorsement(10)

(e)  Return of Purchase Payments Variable Annuity Death Benefit Rider(10)

(f)  Asset-Based Fee Endorsement(10)

(g)  Net Amount At Risk Fee Endorsement(10)

(h)  Minimum Annuitization Value Endorsement(5)

(i)  Contract Schedule for Individual Contracts(5)

(j)  Contract Schedule for Group Contracts(5)

(k)  Endorsement to Eliminate Letter of Intent(10)

(l)  DCA Fixed Accounts Endorsement(10)

(k)  Endorsement to Sales Charge Provision(11)

(l)  Maximum Anniversary Value Death Benefit Endorsement(12)

(m)  Benefit Based Fee Endorsement(12)

(n)  Form of Guaranteed Lifetime Withdrawal Benefit Rider(15)

(o)  Form of Enhanced GLWB Withdrawal Percentage for Certain Medical Conditions Endorsement(15)

(p)  Lifetime Guaranteed Minimum Withdrawal Benefit Rider with Annual Roll-up(16)

(q)  Nursing Home Endorsement for the Guaranteed Minimum Withdrawal Benefit(18)

(r)  Lifetime GMWB Rider with SecurePay Advantage(19)

(s)  Lifetime Guaranteed Minimum Withdrawal Benefit Rider with Annual Step-up(19)

(t)  Form of SecurePay FX Benefit Rider(22)

5.  (a)  Form of Contract Application for Individual or Group Flexible Premium Deferred Variable and Fixed Annuity Contract(5)

(b)  Revised Contract Application for Individual or Group Flexible Premium Deferred Variable and Fixed Annuity Contract(16)

6.  (a)  Charter of Protective Life Insurance Company.(1)

(b)  By-Laws of Protective Life Insurance Company.(1)

(c)  2002 Amended and Restated Charter of Protective Life Insurance Company(17)

(d)  2002 Amended and Restated By-Laws of Protective Life Insurance Company(17)

7.  Form of Reinsurance Agreement between Protective Life Insurance Company and Connecticut General Life Insurance Company(8)

8.  (a)  Participation/Distribution Agreement (Protective Investment Company)(2)

(b)  Participation Agreement (Oppenheimer Variable Account Funds)(3)

(c)  Participation Agreement (MFS Variable Insurance Trust)(3)

(d)  Participation Agreement (Calvert Group, formerly Acacia Capital Corporation)(3)

(e)  Participation Agreement (Van Eck Worldwide Insurance Trust)(6)

(f)  Participation Agreement (Van Kampen Asset Management, Inc.)(7)

(g)  Participation Agreement (Lord Abbett Series Fund)(4)

(h)  Participation Agreement for Class II shares (Van Kampen)(8)

(i)  Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)(8)

(j)  Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.)(8)

(k)  Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)(8)

(l)  Participation Agreement (Goldman Sachs Variable Insurance Trust)(9)

(m)  Participation Agreement (Fidelity Variable Insurance Products)(13)

(n)  Participation Agreement (Franklin Templeton Variable Insurance Products Trust)(14)

(o)  Amended and Restated Participation Agreement (Fidelity Variable Insurance Products)(14)

(p)  Rule 22c-2 Shareholder Information Agreement (Calvert Group)(17)

(q)  Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products)(17)

(r)  Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust)(17)

(s)  Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust)(17)

(t)  Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund)(17)

(u)  Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust)(17)

(v)  Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds)(17)

(w)  Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.)(17)

(x)  Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust)(17)

(y)  Form of Rule 22c-2 Agreement (Van Eck Worldwide Insurance Trust)(17)

(z)  Participation Agreement (American Funds Insurance Series)(20)

(aa)  Rule 22c-2 Shareholder Information Agreement (American Funds Insurance Series)(20)

(bb) Participation Agreement (Legg Mason)(21)

(cc) Participation Agreement (Royce Capital)(21)

(dd) Participation Agreement (PIMCO)(21)

9.  Opinion and Consent of Steve M. Callaway, Esq.(10)

10.  (a)  Consent of Sutherland, Asbill & Brennan, LLP(23)

(b)  Consent of PricewaterhouseCoopers LLP(23)

11.  No financial statements will be omitted from Item 23

12.  Not applicable

13.  Not applicable

14.  Powers of Attorney(22)

(1)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.

(2)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.

(3)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.

(4)  Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-81553), filed with the Commission on April 24, 2000.

(5)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on February 25, 2004.

(6)  Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement, (File No. 333-60149) filed with the Commission on October 26, 1998.

(7)  Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 20, 2000.

(8)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 30, 2003.

(9)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on February 17, 2004.

(10)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on May 3, 2004.

(11)  Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on February 22, 2005.

(12)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-115212), filed with the Commission on May 6, 2004.

(13)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-107331), filed with the Commission on November 26, 2003.

(14)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on April 28, 2006.

(15)  Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on March 2, 2007.

(16)  Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-145621), filed with the Commission on January 3, 2008.

(17)  Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(18)  Incorporated herein by reference to Post-Effective Amendment No. 10 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on February 29, 2008.

(19)  Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on April 29, 2009.

(20)  Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 30, 2008.

(21)  Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(22)  Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on December 22, 2010.

(23)  To be filed by amendment.

Item 25. Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns
Richard J. Bielen
Carl S. Thigpen
Deborah J. Long
Carolyn M. Johnson
Edward M. Berko
John B. Deremo
Carolyn King
John F. Simon
Lance Black
Brent E. Griggs
Wayne E. Stuenkel
Judy Wilson
Steven G. Walker
Phil Passafiume
Nancy Kane
Charles M. Prior	Chairman of the Board, Chief Executive Officer, President, and
Director
Vice Chairman and Chief Financial Officer and Director
Executive Vice President, Chief Investment Officer
Executive Vice President, General Counsel and Secretary
Executive Vice President, Chief Operating Officer and Director
Executive Vice President and Chief Risk Officer
Senior Vice President and Chief Distribution Officer
Senior Vice President, Acquisitions and Corporate Development
Senior Vice President and Chief Product Actuary
Senior Vice President and Treasurer
Senior Vice President, Asset Protection Division
Senior Vice President and Chief Actuary
Senior Vice President, Stable Value Products
Senior Vice President, Controller and Chief Accounting Officer
Senior Vice President and Director, Fixed Income
Senior Vice President, Senior Associate Counsel
Senior Vice President, Mortgage Loans

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26. Persons Controlled by or Under Common Control With the Depositor and Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2010 (File No. 1-11339) filed with the Commission on February 28, 2011.

Item 27. Number of Contractowners.

As of February 28, 2011, there were 19,792 contract owners of the ProtectiveValuesSM Advantage individual and group flexible premium deferred variable and fixed annuity contracts offered by Registrant.

Item 28. Indemnification of Directors and Officers.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

(a)  Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account and Variable Annuity Account A of Protective Life.

(b)  The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell Barry K. Brown Steve M. Callaway Gary Carroll Julena Johnson Thomas R. Barrett Jason P. Dees Carol Majewski	President, Secretary and Director

Assistant Secretary
Chief Compliance Officer and Director
Assistant Compliance
Officer and Director
Assistant Compliance Officer
Chief Financial Officer and
Director
Assistant Financial Officer
Assistant Compliance Officer	Vice President, New Business
Operation Life and Annuity
Division
Second Vice President, LLC
Commissions
None
Second Vice President,
Compliance, Life and Annuity
Division
Senior Compliance Analyst II
Director I, Life and Annuity
Division
Quantitative Analyst Asset/Liability
Management
Director I, Compliance Officer

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31. Management Services.

All management contracts are discussed in Part A or Part B.

Item 32. Undertakings.

(a)  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)  The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)  Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement certifies that it has met all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on March 10, 2011.

  PROTECTIVE VARIABLE ANNUITY
  SEPARATE ACCOUNT

By:  /s/ JOHN D. JOHNS

  John D. Johns, President
  Protective Life Insurance Company

  PROTECTIVE LIFE INSURANCE COMPANY

By:  /s/ JOHN D. JOHNS

  John D. Johns, President
  Protective Life Insurance Company

As required by the Securities Act of 1933, this amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/S/ JOHN D. JOHNS John D. Johns	Chairman of the Board, President and Director (Principal Executive Officer)	March 10, 2011

* Richard J. Bielen	Vice Chairman, Chief Financial Officer and Director (Principal Financial Officer)	March 10, 2011

* Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer (Principal Accounting Officer)	March 10, 2011

* Carolyn Johnson	Director	March 10, 2011

*BY: /S/ MAX BERUEFFY Max Berueffy Attorney-in-Fact		March 10, 2011

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